Fair Values of Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Interest rate and currency swap agreements USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts Prepaid expenses and Other current assets USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts Investments and other assets - Other USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Investments and other assets - Other JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts Other current liabilities USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts Other long-term liabilities USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)
Derivative financial instruments designated as hedging instruments
Derivative assets																															$ 535	¥ 50,338	¥ 68,340	$ 114	¥ 10,769	¥ 7,166	$ 421	¥ 39,569	¥ 61,174
Derivative liabilities																															(29)	(2,697)	(2,363)							(27)	(2,554)	(2,060)	(2)	(143)	(303)
Undesignated derivative financial instruments
Derivative assets	1,777	167,150	219,625	295	27,731	61,983	1,482	139,419	157,642							78	7,340	9,531	78	7,340	9,531
Derivative liabilities	$ (1,696)	¥ (159,553)	¥ (159,004)							$ (395)	¥ (37,133)	¥ (38,338)	$ (1,301)	¥ (122,420)	¥ (120,666)	$ (384)	¥ (36,092)	¥ (21,806)							$ (384)	¥ (36,087)	¥ (21,736)	$ 0	¥ (5)	¥ (70)